UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 2012
                                               ----------------------------


Check here if Amendment [   ]; Amendment Number:
                                                 -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         MacGuire, Cheswick & Tuttle Investment Counsel LLC
Address:      1020 Boston Post Road, Suite 220
              Darien, CT  06820



Form 13F File Number: 028-13200

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David P. Tuttle
Title:   Managing Director & CCO
Phone:   (203) 655-3323

Signature, Place, and Date of Signing:

/s/ David P. Tuttle                   Darien, CT                August 2, 2012
-------------------            ---------------------          ------------------
   [Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                      0
                                                 ---------------

Form 13F Information Table Entry Total:                 80
                                                 ---------------

Form 13F Information Table Value Total:             $306,173
                                                  (thousands)
                                                 ---------------


                          MacGuire, Cheswick & Tuttle
                             Investment Counsel LLC

                                    Form 13F
                                   06/30/2012


                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                   -TITLE OF CLASS- --CUSIP--  x$1000  PRN AMT  PRN CALL DSCRETN -MANAGERS-    SOLE   SHARED    NONE
APPLE,  INC.                     COM              037833100  22135    37903   SH       SOLE                     0        0     37903
ABBOTT LABORATORIES              COM              002824100   6948   107773   SH       SOLE                     0        0    107773
AMAZON COM INC                   COM              023135106   5476    23980   SH       SOLE                     0        0     23980
AMPHENOL CORP                    COM              032095101   6620   120540   SH       SOLE                     0        0    120540
AMERICAN EXPRESS CO.             COM              025816109   1801    30942   SH       SOLE                     0        0     30942
BANK OF AMERICA CORPORATION      COM              060505104    121    14780   SH       SOLE                     0        0     14780
BANK OF AMERICA WARRANT EXP      WARRANTS         060505146    115    32500   SH       SOLE                     0        0     32500
BAKER HUGHES INC                 COM              057224107   4287   104300   SH       SOLE                     0        0    104300
PIMCO TOTAL RETURN ETF           ETF              72201R775    264     2500   SH       SOLE                     0        0      2500
BERKSHIRE HATHAWAY INC. DEL      COM              084670702   2540    30479   SH       SOLE                     0        0     30479
BLACKSTONE                       COM              09253U108    770    58900   SH       SOLE                     0        0     58900
CAPSTONE THERAPEUTICS CORP       COM              14068E109      3    19923   SH       SOLE                     0        0     19923
CBRE GROUP, INC.                 COM              12504L109   3787   231455   SH       SOLE                     0        0    231455
CERNER CORP.                     COM              156782104    316     3820   SH       SOLE                     0        0      3820
CHURCH AND DWIGHT CO. INC        COM              171340102    222     4000   SH       SOLE                     0        0      4000
COLGATE PALMOLIVE                COM              194162103    222     2132   SH       SOLE                     0        0      2132
CAPITAL ONE                      COM              14040H105   3682    67360   SH       SOLE                     0        0     67360
CAPITAL ONE FINL CORP WT EXP 1   WARRANTS         14040H139   1940    90675   SH       SOLE                     0        0     90675
COSTCO WHOLESALE CORP            COM              22160K105   2164    22780   SH       SOLE                     0        0     22780
CISCO SYSTEMS                    COM              17275R102   1564    91101   SH       SOLE                     0        0     91101
CHEVRON CORPORATION              COM              166764100   2009    19042   SH       SOLE                     0        0     19042
DANAHER CORPORATION              COM              235851102  10448   200620   SH       SOLE                     0        0    200620
DISNEY (WALT) CO. HOLDING CO     COM              254687106    205     4220   SH       SOLE                     0        0      4220
EMC CORPORATION                  COM              268648102   5131   200185   SH       SOLE                     0        0    200185
EXPRESS SCRIPTS HLDG CO          COM              30219G108    286     5120   SH       SOLE                     0        0      5120
FREEPORT MCMORAN COPPER & GO D   COM              35671D857   4385   128710   SH       SOLE                     0        0    128710
FACTSET                          COM              303075105   5039    54222   SH       SOLE                     0        0     54222
GENERAL ELECTRIC CO              COM              369604103   8757   420209   SH       SOLE                     0        0    420209
GREENHILL & CO INC               COM              395259104    435    12200   SH       SOLE                     0        0     12200
SPDR GOLD TR                     ETF              78463V107  10847    69896   SH       SOLE                     0        0     69896
HOME DEPOT INC.                  COM              437076102    237     4475   SH       SOLE                     0        0      4475
HONEYWELL INTL INC               COM              438516106   8403   150485   SH       SOLE                     0        0    150485
INTERNATIONAL BUSINESS MACHS     COM              459200101   7093    36267   SH       SOLE                     0        0     36267
ISHARES DJ US OIL EQUIP          ETF              464288844    542    11720   SH       SOLE                     0        0     11720
ISHARES TR S&P MIDCAP 400 IN E   ETF              464287507   2023    21485   SH       SOLE                     0        0     21485
ISHARES MID CAP 400 GROWTH       ETF              464287606    307     2900   SH       SOLE                     0        0      2900
ISHARES TR S&P SMALL CAP 600 I   ETF              464287804    766    10460   SH       SOLE                     0        0     10460
ISHARES SMALL CAP 600 GROWTH     ETF              464287887    332     4114   SH       SOLE                     0        0      4114
INTEL CORPORATION                COM              458140100   2468    92596   SH       SOLE                     0        0     92596
ILLINOIS TOOL WORKS INC.         COM              452308109    326     6164   SH       SOLE                     0        0      6164
ISHARES SP 500 GROWTH            ETF              464287309    207     2814   SH       SOLE                     0        0      2814
JOHNSON & JOHNSON                COM              478160104   8078   119569   SH       SOLE                     0        0    119569
JPMORGAN CHASE & COMPANY         COM              46625H100   6790   190037   SH       SOLE                     0        0    190037
JPMORGAN CHASE & CO WARRANT  X   WARRANTS         46634E114   1769   181100   SH       SOLE                     0        0    181100
COCA-COLA                        COM              191216100   9034   115544   SH       SOLE                     0        0    115544
LINKEDIN                         COM              53578A108    938     8830   SH       SOLE                     0        0      8830
LAS VEGAS SANDS CORP             COM              517834107   7853   180560   SH       SOLE                     0        0    180560
MC DONALD`S CORP                 COM              580135101   2573    29065   SH       SOLE                     0        0     29065
3M CO.                           COM              88579Y101   1836    20492   SH       SOLE                     0        0     20492
ALTRIA GROUP INC.                COM              02209S103    250     7250   SH       SOLE                     0        0      7250
MICROSOFT CORP                   COM              594918104   3434   112261   SH       SOLE                     0        0    112261
ISHARES S&P NATIONAL MUNI        ETF              464288414    633     5750   SH       SOLE                     0        0      5750
MYLAN, INC.                      COM              628530107   3214   150420   SH       SOLE                     0        0    150420
ORACLE CORPORATION               COM              68389X105   6857   230875   SH       SOLE                     0        0    230875
PENN NATIONAL GAMING, INC.       COM              707569109   7098   159190   SH       SOLE                     0        0    159190
PEPSICO INC.                     COM              713448108   1243    17595   SH       SOLE                     0        0     17595
PFIZER, INC.                     COM              717081103    279    12126   SH       SOLE                     0        0     12126
PROCTER & GAMBLE                 COM              742718109   6999   114267   SH       SOLE                     0        0    114267
PHILIP MORRIS INTL INC           COM              718172109    593     6799   SH       SOLE                     0        0      6799
TRANSOCEAN LTD                   COM              H8817H100    242     5404   SH       SOLE                     0        0      5404
STARBUCKS CORP                   COM              855244109   9380   175921   SH       SOLE                     0        0    175921
SIGMA ALDRICH CORP               COM              826552101   3455    46730   SH       SOLE                     0        0     46730
SAKS INCORPORATED                COM              79377W108    196    18420   SH       SOLE                     0        0     18420
SCHLUMBERGER LTD                 COM              806857108  10743   165510   SH       SOLE                     0        0    165510
ISHARES SILVER TRUST             ETF              46428Q109    346    13000   SH       SOLE                     0        0     13000
SANDISK CORP. INC.               COM              80004C101    395    10825   SH       SOLE                     0        0     10825
S P D R  S&P 500 ETF TR          ETF              78462F103   5187    38108   SH       SOLE                     0        0     38108
SUNCOR ENERGY INC NEW            COM              867224107   1710    59065   SH       SOLE                     0        0     59065
TEVA PHARMACEUTICALS INDS. A R   COM              881624209   1617    40995   SH       SOLE                     0        0     40995
TENARIS S. A. ADR                COM              88031M109   2506    71675   SH       SOLE                     0        0     71675
U S BANCORP                      COM              902973304    722    22460   SH       SOLE                     0        0     22460
UNITED TECHNOLOGIES CORP         COM              913017109   8262   109385   SH       SOLE                     0        0    109385
VARIAN MEDICAL                   COM              92220P105   4818    79290   SH       SOLE                     0        0     79290
VANGUARD TOTAL INTL STOCK IN E   ETF              921909602    614    45352   SH       SOLE                     0        0     45352
VANGUARD EMERGING MARKETS        ETF              922042858  13515   338468   SH       SOLE                     0        0    338468
WELLS FARGO                      COM              949746101  10245   306363   SH       SOLE                     0        0    306363
WELLS FARGO WT EXP 10/28/18      WARRANTS         949746119    240    27200   SH       SOLE                     0        0     27200
WEATHERFORD                      COM              H27013103    566    44850   SH       SOLE                     0        0     44850
EXXON MOBIL CORPORATION          COM              30231G102  25280   295434   SH       SOLE                     0        0    295434
YUM BRANDS INC                   COM              988498101   1440    22355   SH       SOLE                     0        0     22355